Warrants (Details 1) - shares	Feb. 28, 2023	Nov. 30, 2022	Feb. 28, 2022
Warrant outstanding, beginning	21,160,314	21,160,314	21,160,314
Warrant outstanding, ending	21,160,314	21,160,314	21,160,314
2018 Firm Warrants
Warrant outstanding, beginning	20,000,000	20,000,000	20,000,000
Warrant outstanding, ending	20,000,000	20,000,000	20,000,000
October 2018 Placement Agent Warrants
Warrant outstanding, beginning	1,160,314	1,160,314	1,160,314
Warrant outstanding, ending	1,160,314	1,160,314	1,160,314